Cover Page	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Entity File Number	001-41625
Entity Registrant Name	Cool Company Ltd.
Entity Address, Address Line One	2nd Floor
Entity Address, Address Line Two	S.E. Pearman Building
Entity Address, Address Line Three	9 Par-la-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 11
Entity Address, Country	BM
Entity Central Index Key	0001944057
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Amendment Flag	false